Segment information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment information
Revenue	$ 122,026,302	$ 104,894,048
United States
Segment information
Revenue	88,970,329	78,832,978
Canada
Segment information
Revenue	17,183,464	11,847,380
Europe and other
Segment information
Revenue	$ 15,872,509	$ 14,213,690